Subsequent Events (Details) - Subsequent Event $ in Thousands	May 02, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from merger	$ 341,000
Merger Agreement
Subsequent Event [Line Items]
Proceeds from merger	341,000
PIPE funding received in merger	235,000
Cash in trust received	145,300
Transaction costs	$ 39,300